SHARE INCENTIVE PLAN	12 Months Ended
Dec. 31, 2017
SHARE INCENTIVE PLAN
SHARE INCENTIVE PLAN

15.SHARE INCENTIVE PLAN

The Company adopted the 2009 and 2017 Share Incentive Plans for the grant of share options to employees, directors and non-employees to provide incentive for their services.

The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the employees, directors and non-employees under the 2009 Share Incentive Plan should not exceed 2,573,756 ordinary shares of par value $0.001 per share.

The maximum aggregate number of ordinary shares that may be issued pursuant to all awards is initially 2,059,005, plus an annual increase on the first day of each of the Company’s fiscal years the term of the 2017 Share Incentive Plan, commencing with the fiscal year beginning January 1, 2018, by an amount equal to 2.0% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year.

On November 5, 2015, the Company granted a total of 887,546 share options to a director at a weighted average exercise price of $2.88 per option. The options were fully vested on the grant date, and will expire on November 4, 2023.

On June 22, 2017, the Company granted a total of 1,286,878 share options to directors at an exercise price of $11.66 per option. The options will vest in accordance with the vesting schedules set out in the respective share option agreements.

If the Company completes a qualified IPO before June 22, 2018, the vesting and expiration terms are:

(i)	25% of the share options will be vested and exercisable on June 22, 2018, and will expire on June 21, 2027;
(ii)	75% of the share options will be vested quarterly in twelve quarters with equal quarterly installments after June 22, 2018, and will expire on June 21, 2027.

If the Company does not complete a qualified IPO before June 22, 2018, the vesting and expiration terms are:

(i)	25% of the share options will be vested and exercisable on the date of 1st trading date of the IPO, and will expire on June 21, 2027;
(ii)	75% of the share options will be vested quarterly in twelve quarters with equal quarterly installments after the 1st trading date of the IPO, and will expire on June 21, 2027.

On June 22, 2017, the Company granted a total of 772,127 share options to employees at an exercise price of $11.66 per option. The options will vest in accordance with the vesting schedules set out in the respective share option agreements. The vesting and expiration terms are:

(i)	25% of the share options will be vested and exercisable on June 22, 2018, and will expire on June 21, 2027;
(ii)	75% of the share options will be vested quarterly in twelve quarters with equal quarterly installments after June 22, 2018, and will expire on June 21, 2027.

On July 1, 2017, the Company granted a total of 50,300 share options to a director and a consultant at weighted average exercise price of $1.48 per option. The options were fully vested on the grant date and will expire on June 30, 2027.

A summary of the share option activities is as follows:

	Number	Weighted	Weighted average	Weighted average	Aggregate
	of options	average	grant-date	remaining contractual	intrinsic
	outstanding	exercise price	fair value per option	term (years)	value

Options outstanding at January 1, 2015	1,717,510	1.75	0.41	5.28
Granted	887,546	2.88	2.17
Forfeited	(38,800)	1.52	0.34

Options outstanding at December 31, 2015	2,566,256	2.15	1.02	5.52	4,639
Forfeited	(29,300)	1.76	0.41

Options outstanding at December 31, 2016	2,536,956	2.15	1.03	4.53	15,281
Granted	2,109,305	11.42	5.75
Exercised	(550,000)	1.08	0.22
Forfeited	(17,000)	2.32	0.79

Options outstanding at December 31, 2017	4,079,261	7.09	3.57	6.91	51,117

Options exercisable at December 31, 2017	2,638,379	4.59	2.24	5.50	43,585

The Company recorded share-based compensation expenses of $1,929, nil and $3,990 for the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2017, total unrecognized compensation expenses relating to unvested share options were $8,128.

The fair value of the options granted is estimated on the dates of grant using the binomial option pricing model with the following assumptions used.

Grant date	November 5, 2015	June 22, 2017	July 1, 2017

Risk-free interest rate	2.26%	2.15%	2.31%
Expected volatility	41%	40%	40%
Expected dividend yield	0%	0%	0%
Exercise multiples	2.8	2.8/2.2	2.8/2.2
Fair value of underlying ordinary share	3.84	11.67	11.67

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the daily treasury long term rate of U.S. Treasury Department with a maturity period close to the expected term of the options.

(2)	Expected volatility

Expected volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(3)	Expected dividend yield

Expected dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(4)	Exercise multiples

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(5)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation with the assistance of a third party appraiser.